Income Taxes - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective income tax rate for foreign jurisdiction	40.00%	31.00%	15.00%
Percentage of share with voting right	80.00%
Brazil [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 52,118,464
Effective taxable income percentage carryforward	30.00%
Effective taxable income percentage	25.00%
Corporate tax rate	34.00%
Austria [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating loss carryforwards	$ 14,470,465
operating loss carryforward effective tax rate annual limit	75.00%
Mexico [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated tax loss	$ 13,980,757
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	21.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rates	40.00%
CUCA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 551,221,490	$ 536,278,717
CUFIN [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Contributed capital account	$ 320,880,512	$ 276,185,284